AMG Renaissance Large Cap Growth Fund
Schedule of Portfolio Investments (unaudited)
March 31, 2023
	Shares	Value
Common Stocks - 98.5%
Communication Services - 3.9%
Alphabet, Inc., Class A*	22,240	$2,306,955
Meta Platforms, Inc., Class A*	11,078	2,347,871

Total Communication Services		4,654,826
Consumer Discretionary - 6.8%
Amazon.com, Inc.*	21,399	2,210,303
Lowe's Cos., Inc.	8,656	1,730,940
O'Reilly Automotive, Inc.*	2,514	2,134,336
Ulta Beauty, Inc.*	3,657	1,995,515

Total Consumer Discretionary		8,071,094
Consumer Staples - 7.0%
Altria Group, Inc.	44,741	1,996,343
BJ's Wholesale Club Holdings, Inc.*	27,936	2,125,092
Dollar General Corp.	9,685	2,038,305
The Procter & Gamble Co.	14,455	2,149,314

Total Consumer Staples		8,309,054
Energy - 1.8%
EOG Resources, Inc.	19,206	2,201,584
Financials - 11.8%
Arch Capital Group, Ltd. (Bermuda)*	29,109	1,975,628
Fiserv, Inc.*	18,644	2,107,331
Mastercard, Inc., Class A	5,857	2,128,492
PayPal Holdings, Inc.*	27,656	2,100,197
Raymond James Financial, Inc.	15,388	1,435,239
Visa, Inc., Class A1	9,413	2,122,255
WEX, Inc.*	11,703	2,152,065

Total Financials		14,021,207
Health Care - 20.9%
Abbott Laboratories	20,837	2,109,955
AmerisourceBergen Corp.	13,481	2,158,443
Chemed Corp.	3,955	2,126,801
Danaher Corp.	8,351	2,104,786
HCA Healthcare, Inc.	8,140	2,146,355
Horizon Therapeutics PLC.*	17,143	1,870,987
Humana, Inc.	4,129	2,004,464
Johnson & Johnson	13,294	2,060,570
McKesson Corp.	6,019	2,143,065
Thermo Fisher Scientific, Inc.	3,597	2,073,203
UnitedHealth Group, Inc.	4,341	2,051,513
Vertex Pharmaceuticals, Inc.*	6,772	2,133,654

Total Health Care		24,983,796
	Shares	Value
Industrials - 12.0%
Cintas Corp.	4,585	$2,121,388
Genpact, Ltd.	42,940	1,984,687
Illinois Tool Works, Inc.	8,056	1,961,233
Lockheed Martin Corp.	4,125	1,950,011
Union Pacific Corp.	10,786	2,170,791
Waste Management, Inc.	13,319	2,173,261
WW Grainger, Inc.	2,905	2,000,993

Total Industrials		14,362,364
Information Technology - 32.9%
Adobe, Inc.*	6,138	2,365,401
Amphenol Corp., Class A	25,386	2,074,544
ANSYS, Inc.*	6,513	2,167,526
Apple, Inc.	22,032	3,633,077
Applied Materials, Inc.	17,412	2,138,716
Broadcom, Inc.	3,340	2,142,744
Cadence Design Systems, Inc.*	11,516	2,419,397
CDW Corp.	10,754	2,095,847
Fortinet, Inc.*	33,294	2,212,719
KLA Corp.	5,296	2,114,004
Microsoft Corp.	10,141	2,923,650
Motorola Solutions, Inc.	7,464	2,135,674
PTC, Inc.*	17,260	2,213,250
Roper Technologies, Inc.	4,773	2,103,413
salesforce.com, Inc.*	10,924	2,182,397
ServiceNow, Inc.*	4,654	2,162,807
Texas Instruments, Inc.	11,542	2,147,113

Total Information Technology		39,232,279
Real Estate - 1.4%
CBRE Group, Inc., Class A*	22,220	1,617,838

Total Common Stocks (Cost $84,520,143)		117,454,042
Short-Term Investments - 1.5%
Other Investment Companies - 1.5%
Dreyfus Government Cash Management Fund, Institutional Shares, 4.71%[2]	729,092	729,092
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, 4.79%[2]	1,093,638	1,093,638

Total Short-Term Investments (Cost $1,822,730)		1,822,730
Total Investments - 100.0% (Cost $86,342,873)		119,276,772
Other Assets, less Liabilities - 0.0%#		22,043
Net Assets - 100.0%		$119,298,815

AMG Renaissance Large Cap Growth Fund
Schedule of Portfolio Investments (continued)
*	Non-income producing security.
#	Less than 0.05%.
[1]	This security, amounting to $2,045,148 or 1.7% of net assets, was out on loan to various borrowers and is collateralized by various U.S. Treasury Obligations. See below for more information.
[2]	Yield shown represents the March 31, 2023, seven day average yield, which refers to the sum of the previous seven days' dividends paid, expressed as an annual percentage.
The following table summarizes the inputs used to value the Fund's investments by the fair value hierarchy levels as of March 31, 2023:
	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks†	$117,454,042	—	—	$117,454,042
Short-Term Investments
Other Investment Companies	1,822,730	—	—	1,822,730
Total Investments in Securities	$119,276,772	—	—	$119,276,772

†	All common stocks held in the Fund are Level 1 securities. For a detailed breakout of common stocks by major industry classification, please refer to the Fund's Schedule of Portfolio Investments.
For the period ended March 31, 2023, there were no transfers in or out of Level 3.
The Fund participates in the securities lending program offered by The Bank of New York Mellon providing for the lending of securities to qualified brokers. The value of securities loaned on positions held, cash collateral and securities collateral received at March 31, 2023, were as follows:
Securities Loaned	Cash Collateral Received	Securities Collateral Received	Total Collateral Received
$2,045,148	—	$2,057,897	$2,057,897
The following table summarizes the securities received as collateral for securities lending at March 31, 2023:
Collateral Type	Coupon Range	Maturity Date Range
U.S. Treasury Obligations	0.000%-7.500%	04/30/23-05/15/52
For additional information about significant accounting policies, including valuation of investments, refer to the Fund’s most recent semi or annual report.